Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about hedged items [abstract]
Summary of detailed information about hedging instruments
The Group undertakes risk management through the economic relationship between hedge instruments and hedged items, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2022

Foreign exchange risk
Hedge of net investment in foreign operations	395,594	—	(17,281)	414,043	18,480
Total	395,594	—	(17,281)	414,043	18,480

	2021

Foreign exchange risk
Hedge of net investment in foreign operations	310,069	—	19,474	440,022	(18,758)
Total	310,069	—	19,474	440,022	(18,758)

	2020

Foreign exchange risk
Hedge of net investment in foreign operations	245,986	—	52,299	349,218	(60,563)
Total	245,986	—	52,299	349,218	(60,563)

Effects of hedge accounting
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

	Assets	Liabilities
Strategies	2022

Interest rate and foreign exchange risk
Structured notes	—	10,648,559	726,798	10,663,672	(734,656)
Issued bonds	—	3,889,699	323,881	3,646,613	(362,994)
Fixed income bonds	3,589,909	—	(163,541)	3,577,084	165,164
Total	3,589,909	14,538,258	887,138	17,887,369	(932,486)

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2021

Interest rate and foreign exchange risk
Structured notes	—	7,635,838	493,728	7,608,546	(481,464)
Issued bonds	—	1,628,492	12,462	1,689,453	(13,727)
Total	—	9,264,330	506,190	9,297,999	(495,191)
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2022

Market price risk
Long term incentive plan taxes	—	262,756	346,900	261,818	(348,248)
Total	—	262,756	346,900	261,818	(348,248)

The table below presents, for each risk factor and hedging instruments categories, the nominal value and the adjustments to the fair value of the hedging instruments and the book value of the hedged object:

	2022
	Notional amount	Book value (i)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	17,604,185	3,589,909	14,218,543	(890,103)	(41,295)
Foreign exchange risk
Futures	697,227	395,594	319,715	(23,903)	(2,825)
Market price risk
Swaps	261,818	—	262,756	(348,248)	(1,348)

	2021
	Notional amount	Book value (i)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	8,861,195	—	8,830,343	(491,649)	10,995
Foreign exchange risk
Futures	876,826	310,069	433,987	(22,300)	720

The table below presents, for each strategy, the notional amount and the fair value adjustments of hedging instruments and the book value of the hedged item:

	December 31, 2022			December 31, 2021			December 31, 2020
	Hedge instruments		Hedge item	Hedge instruments		Hedge item	Hedge instruments		Hedge item
Strategies	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value

Hedge of fair value	17,887,369	(932,486)	887,138	9,297,999	(495,191)	506,190	2,188,732	(47,923)	46,795
Hedge of net investment in foreign operations	414,043	18,480	(17,252)	440,022	(18,758)	19,474	349,218	(60,563)	52,299
Hedge of cash flow	261,818	(348,248)	346,900	—	—	—	—	—	—
Total	18,563,230	(1,262,254)	1,216,786	9,738,021	(513,949)	525,664	2,537,950	(108,486)	99,094

Information about how designated risk component relates to hedged item in its entirety [text block]
The table below shows the breakdown notional value by maturity of the hedging strategies:

	2022
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total

Hedge of fair value	229,368	707,421	2,773,333	5,913,477	5,930,291	2,333,479	17,887,369
Hedge of net investment in foreign operations	381,958	—	32,085	—	—	—	414,043
Hedge of cash flow	261,818	—	—	—	—	—	261,818
Total	873,144	707,421	2,805,418	5,913,477	5,930,291	2,333,479	18,563,230

	2021
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of fair value	136,636	276,219	478,745	972,199	4,510,125	2,924,075	9,297,999
Hedge of net investment in foreign operations	384,217	—	—	55,805	—	—	440,022
Total	520,853	276,219	478,745	1,028,004	4,510,125	2,924,075	9,738,021

	2020
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of fair value	1,977	13,375	94,099	44,843	672,978	1,361,460	2,188,732
Hedge of net investment in foreign operations	—	—	146,547	202,671	—	—	349,218
Total	1,977	13,375	240,646	247,514	672,978	1,361,460	2,537,950